Organization and Significant Accounting Policies - Foreign Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Foreign currency transaction loss	$ 293	$ 141	$ 108